Organization And Principal Activities	12 Months Ended
May 31, 2011
Organization And Principal Activities
Organization And Principal Activities
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

New Oriental China was established on August 2, 2001. New Oriental China and its subsidiaries primarily conduct their businesses in the People's Republic of China (the "PRC").

On August 18, 2004, the shareholder group of New Oriental China established New Oriental Education & Technology Group Inc. (the "Company") under the laws of the British Virgin Islands with 100,000,000 common shares. On January 25, 2006, the Company changed its corporate domicile to the Cayman Islands. The Company, its subsidiaries, its VIE, New Oriental China, and the VIE's subsidiaries are collectively referred to as the "Group", hereinafter.

The Group provides high quality training programs including English and other foreign language training and non-degree seeking vocational training to Chinese students. The Group also operates full-curriculum primary and secondary boarding schools. Products and services offerings of the Group also include book publishing, on-line education, career and study-aboard advisory services, kindergarten and educational contents distribution.

In September 2006, the Company and certain selling shareholders of the Company completed an initial public offering ("IPO") of 34,500,000 American depositary shares ("ADSs") representing 34,500,000 of the Company's common shares. Immediately following the completion of the IPO, the Company's memorandum of association was amended and restated to increase the Company's total authorized share capital to 300,000,000 common shares at a par value of US$0.01 per common share.

In February 2007, the Company and certain selling shareholders of the Company completed an additional public offering where 2,393,596 ADSs representing 2,393,596 common shares were issued.

As of May 31, 2011, 158,379,387 ADSs representing 158,379,387 common shares were issued and outstanding. On August 18, 2011, the Company effected a change in the conversion ratio of ADSs to common shares from one ADS representing four common shares to one ADS representing one common share. The effect of such change has been retroactively reflected in consolidated financial statements.

In February 2008, the Company approved a share repurchase program authorizing the repurchase of up to 4,000,000 ADSs representing 4,000,000 common shares during the period from February 25, 2008 to December 31, 2008. As of May 31, 2009, 4,000,000 ADSs representing 4,000,000 common shares had been repurchased and retired as part of the program, of which 2,193,200 ADSs representing 2,193,200 common shares were repurchased and retired during the year ended May 31, 2009.

In July 2009, the Company authorized the repurchase of up to US$30 million of ADSs during the period from August 5, 2009 through December 31, 2009. As of May 31, 2010, 1,625,320 ADSs representing 1,625,320 common shares had been repurchased and retired.

As of May 31, 2011, details of the Company's subsidiaries and VIE and its subsidiaries were as follows:

Name	Date of incorporation or establishment	Place of incorporation (or establishment) /operation	Percentage of control	Principal activity
Subsidiaries of the Company:
Beijing Decision Education & Consulting Company Limited ("Beijing Decision")	April 20, 2005	PRC	100%	Educational Information system and other consulting services
Beijing Judgment Education & Company Limited ("Beijing Judgment")	April 20, 2005	PRC	100%	Educational consulting and investing activities
Beijing Hewstone Technology Company Limited ("Beijing Hewstone")	April 20, 2005	PRC	100%	Educational software development and distribution and other consulting services
Beijing Pioneer Technology Company Limited ("Beijing Pioneer")	January 8, 2009	PRC	100%	Educational software development and distribution and other consulting services
Beijing Boost Caring Education & Consulting Company Limited ("Beijing Boost Caring")	March 25, 2010	PRC	100%	Educational consulting and software development
Shanghai Smart Words Software Technology Company Limited ("Shanghai Smart Words")	December 8, 2010	PRC	100%	Educational consulting and software development
Beijing New Oriental Stars Education & Consulting Co., Ltd ("Stars")	July 11, 2007	PRC	100%	Kindergarten
Beijing Chao Yang District Kindergarten of Stars ("ChaoYang Kindergarten")	September 9, 2007	PRC	100%	Kindergarten
Nanjing Yuhuatai District Kindergarten of Stars ("Nanjing Kindergarten")	April 10, 2009	PRC	100%	Kindergarten
Elite Concept Holdings Limited	December 3, 2007	Hong Kong	100%	Educational Consulting
Winner Park Limited	December 9, 2008	Hong Kong	100%	Educational Consulting
Smart Shine International Limited	December 9, 2008	Hong Kong	100%	Educational Consulting
VIE of the Company:
New Oriental China	August 2, 2001	PRC	100%	Education consulting, software development and distributions and other services
Subsidiaries of New Oriental China:
Beijing Haidian District Privately-Funded New Oriental School	October 5, 1993	PRC	100%	Language and post-secondary education
Shanghai Yangpu District New Oriental Advanced Study School	June 1, 2000	PRC	100%	Language education
Guangzhou Haizhu District Privately-Funded New Oriental Training School	September 8, 2000	PRC	100%	Language education

Name	Date of incorporation or establishment	Place of incorporation (or establishment) /operation	Percentage of control	Principal activity
Wuhan New Oriental Training School	April 24, 2002	PRC	100%	Language education
Tianjin New Oriental Training School	August 21, 2002	PRC	100%	Language education
Xi'an Yanta District New Oriental School	November 26, 2002	PRC	100%	Language education
Nanjing Gulou New Oriental Advanced Study School	November 28, 2002	PRC	100%	Language education
Subsidiaries of New Oriental China:
Shenzhen New Oriental Training School	October 15, 2003	PRC	100%	Language education
Shenyang New Oriental Foreign Language Training School	June 18, 2003	PRC	100%	Language education
Chongqing New Oriental Training School	August 15, 2003	PRC	100%	Language education
Chengdu New Oriental School	August 18, 2003	PRC	100%	Language education
Xiangfan New Oriental Training School	October 26, 2004	PRC	100%	Language education
Changsha Furong District New Oriental Training School	May 25, 2005	PRC	100%	Language education
Jinan New Oriental School	May 31, 2005	PRC	100%	Language education
Taiyuan Oriental Training School	April 20, 2005	PRC	100%	Language education
Ha'er Bin Nangang District Oriental Training School	May 20, 2005	PRC	100%	Language education
Changchun Oriental Training School	July 26, 2005	PRC	100%	Language education
Hangzhou Oriental Training School	July 21, 2005	PRC	100%	Language education
Zhengzhou Oriental Training School	July 19, 2005	PRC	100%	Language education
Zhuzhou New Oriental Training School	April 30, 2006	PRC	100%	Language education
Shijiazhuang New Oriental Training School	April 3, 2006	PRC	100%	Language education
Suzhou New Oriental Training School	April 26, 2006	PRC	100%	Language education
Anshan New Oriental Training School	June 13, 2006	PRC	100%	Language education
Hefei New Oriental Foreign Language Training School	June 13, 2006	PRC	100%	Language education
Kunming Xishan New Oriental School	June 13, 2006	PRC	100%	Language education
Foshan Chancheng District New Oriental Training School	July 14, 2006	PRC	100%	Language education
Wuxi New Oriental Training School	August 14, 2006	PRC	100%	Language education
Fuzhou Gulou District New Oriental Training School	September 1, 2006	PRC	100%	Language education
Beijing New Oriental North Star Training School	September 26, 2006	PRC	100%	Language education
Nanchang Donghu District New Oriental Language School	March 16, 2007	PRC	100%	Language education
Yichang Wujiagang District Yichang New Oriental School	January 1, 2006	PRC	100%	Language education
Jingzhou New Oriental Training School	April 10, 2007	PRC	100%	Language education
Dalian New Oriental Training School	June 12, 2007	PRC	100%	Language education
Huangshi New Oriental Training School	March 17, 2008	PRC	100%	Language education

Name	Date of incorporation or establishment	Place of incorporation (or establishment) /operation	Percentage of control	Principal activity
Ningbo New Oriental School	April 16, 2008	PRC	100%	Language education
Lanzhou Chenguan District New Oriental School	March 19, 2008	PRC	100%	Language education
Subsidiaries of New Oriental China:
Xiamen Siming District New Oriental School	July 8, 2008	PRC	100%	Language education
Qingdao New Oriental School	August 5, 2008	PRC	100%	Language education
Nanning New Oriental School	September 18, 2008	PRC	100%	Language education
Xuzhou New Oriental School	March 31, 2009	PRC	100%	Language education
Xiangtan Yuhu District New Oriental School	July 5, 2010	PRC	100%	Language education
Zhenjiang New Oriental School	August 3, 2010	PRC	100%	Language education
Luoyang New Oriental School	November 25, 2010	PRC	100%	Language education
Nantong Chongchuan District New Oriental School	December 28, 2010	PRC	100%	Language education
Jilin Chuanying District New Oriental School	March 17, 2011	PRC	100%	Language education
Guiyang Yunyan District New Oriental School	March 21, 2011	PRC	100%	Language education
Inner Mongolia Hohhot New Oriental School	April 2, 2011	PRC	100%	Language education
Shanghai Huangpu District Newave Education Training Center ("Newave")	October 1, 2007	PRC	100%	Language education
Changchun Tongwen Gaokao Training Education School	October 8, 2008	PRC	100%	College admission examination training
Changchun Tongwen High School	September 10, 2008	PRC	100%	Primary secondary school education
Beijing New Oriental Yangzhou Foreign Language School	June 6, 2002	PRC	100%	Primary secondary school education
Beijing Changping New Oriental Foreign Language School	July 26, 2010	PRC	100%	Primary secondary school education
Beijing New Oriental Dogwood Cultural Communications Co., Ltd.	May 16, 2003	PRC	100%	Sales of educational materials and products.
Beijing New Oriental Dogwood, Bookstore, Audio & Video Co., Ltd.	March 2, 2004	PRC	100%	Sales of educational materials and products.
Chengdu New Oriental Dogwood Bookstore Products Co., Ltd.	January 18, 2004	PRC	100%	Sales of educational materials and products.
Chongqing New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	February 25, 2004	PRC	100%	Sales of educational materials and products.
Shenyang new Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	September 18, 2003	PRC	100%	Sales of educational materials and products.
Guangzhou New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	November 11, 2003	PRC	100%	Sales of educational materials and products.
Wuhan New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	December 16, 2003	PRC	100%	Sales of educational materials and products.
Xi'an New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	June 3, 2003	PRC	100%	Sales of educational materials and products.

Name	Date of incorporation or establishment	Place of incorporation (or establishment) /operation	Percentage of control	Principal activity
Subsidiaries of New Oriental China:
Shanghai New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	September 28, 2003	PRC	100%	Sales of educational materials and products.
Nanjing New Oriental Dogwood Bookstore Products Co., Ltd.	April 21, 2003	PRC	100%	Sales of educational materials and products.
Tianjin New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	December 15, 2003	PRC	100%	Sales of educational materials and products.
Changchun New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	October 8, 2005	PRC	100%	Sales of educational materials and products.
Changsha New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	April 3, 2006	PRC	100%	Sales of educational materials and products
Ha'er Bin New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	March 13, 2006	PRC	100%	Sales of educational materials and products.
Taiyuan New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	July 12, 2006	PRC	100%	Sales of educational materials and products
Zhengzhou New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd.	August 8, 2006	PRC	100%	Sales of educational materials and products
Hefei Dogwood Bookstore & Audio-Visual Products Co., Ltd.	November 22, 2006	PRC	100%	Sales of educational materials and products
Fuzhou Gulou District Dogwood Bookstore & Audio-Visual Products Co., Ltd	August 26, 2009	PRC	100%	Sales of educational materials and products
Hangzhou Dogwood Bookstore Products Co., Ltd	July 25, 2007	PRC	100%	Sales of educational materials and products
Nanchang Dogwood Bookstore & Audio-Visual Products Co., Ltd	November 14, 2007	PRC	100%	Sales of educational materials and products
Kunming Dogwood Bookstore & Audio-Visual Products Co., Ltd	September 21, 2007	PRC	100%	Sales of educational materials and products
Dalian New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	March 25, 2008	PRC	100%	Sales of educational materials and products
Jinan New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	April 7, 2008	PRC	100%	Sales of educational materials and products
Lanzhou New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	October 28, 2008	PRC	100%	Sales of educational materials and products
Shijiazhuang New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	July 28, 2009	PRC	100%	Sales of educational materials and products
Ningbo Haishu New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	May 31, 2010	PRC	100%	Sales of educational materials and products
Suzhou New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	June 1, 2010	PRC	100%	Sales of educational materials and products

Name	Date of incorporation or establishment	Place of incorporation (or establishment) /operation	Percentage of control	Principal activity
Subsidiaries of New Oriental China:
Qingdao New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	July 28, 2010	PRC	100%	Sales of educational materials and products
Xuzhou New Oriental Dogwood Bookstore & Audio-Visual Products Co., Ltd	September 29, 2010	PRC	100%	Sales of educational materials and products
Beijing New Oriental Vision Overseas Consultancy Co., Ltd.	February 19, 2004	PRC	100%	Consulting
Shanghai Vision Overseas Consulting Co., Ltd.	June 26, 2009	PRC	100%	Consulting
Shanghai Vision Overseas Service Co., Ltd.	March 24, 2011	PRC	100%	Consulting
Beijing New Oriental Dogwood Advertisement Co., Ltd. ("Dogwood Advertisement") (Note (i))	January 20, 2004	PRC	100%	Advertising
Beijing New Oriental Xuncheng Network Technology Co., Ltd. ("Xuncheng") (Note (i))	March 11, 2005	PRC	100%	On-line education

Note:

(i)	Dogwood Advertisement and Xuncheng were established by New Oriental China and their respective nominee owners. Prior to May 31, 2007 and according to the agreement signed between New Oriental China and these nominee owners, these nominee owners do not have any controlling or financial interest in these two entities, including no rights to receive dividends or other distributions, no voting rights, and no other rights or benefits associated with their ownership interest. In December 2007, these nominee owners had transferred all of their interests in these entities to New Oriental China for cash considerations of US$14. Accordingly, as of May 31, 2008, these two entities became wholly-owned subsidiaries of New Oriental China.

The VIE arrangements

Regulations of the PRC restrict direct foreign ownership of business entities providing educational services in the PRC where certain licenses are required. To comply with the PRC laws and regulations, the Company provides a significant portion of its services in China through its VIE, New Oriental China, for which the Company is the primary beneficiary. The Company, through its wholly foreign owned subsidiaries ("WFOEs") in China, entered into exclusive technical and other services agreements with New Oriental China in April 2005, under which the Company provides technical and other services to New Oriental China and its subsidiaries in exchange for significantly all of the net income of New Oriental China and its subsidiaries. As collateral to ensure New Oriental China and its subsidiaries' payments under the Service Agreements, the shareholders of New Oriental China and its subsidiaries, through an equity pledge agreement dated April 2005, pledged all of their rights and interests in New Oriental China and its subsidiaries, including voting rights and dividend rights, to the Company. In addition, the shareholders of New Oriental China, through an exclusive option agreement, granted to the Company an exclusive, irrevocable and unconditional right to purchase part or all of the equity interests in New Oriental China and its subsidiaries when the purchase becomes permissible under the relevant PRC Law.

Agreements that transfer economic benefits to the WFOEs and provide WFOEs effective control over VIE

Trademark License Agreements. Pursuant to the trademark license agreement dated May 13, 2006 between the WFOEs as the licensors and VIE as the licensee, the WFOEs have licensed their trademarks to VIE for their use in China. The WFOEs have also allowed VIE to enter into a sub-license agreement with each subsidiary of VIE and each New Oriental school pursuant to which each of these subsidiaries and schools may use the WFOEs' trademarks in China by paying certain licensing fees. VIE is authorized to collect the licensing fees from each sub-licensee and handle other related matters. The term of each of these license and sublicense agreements is five to ten years from its signing date.

New Enrollment System Development Service Agreements. Pursuant to the new enrollment system development service agreements dated as of April 25, 2005 and their respective supplements entered into on January 1, 2006 between Beijing Decision and certain New Oriental schools, Beijing Decision agreed to provide new enrollment system development and regular maintenance services to each of these New Oriental schools for a fee calculated based upon the number of new enrollments each month, subject to quarterly adjustments. The new enrollment system in these agreements refers to the new enrollment system designed and created by Beijing Decision. In addition, Beijing Hewstone, Beijing Pioneer and Shanghai Smart Words have been selling various self-developed educational software to various New Oriental Schools, which are in turn included as part of the course materials for students enrolling in relevant courses.

Equity Pledge Agreement. Pursuant to the equity pledge agreements dated as of May 25, 2006 among VIE, the shareholders of VIE, Beijing Hewstone and Beijing Decision, each shareholder of VIE agreed to pledge his or its equity interests in VIE to Beijing Hewstone and Beijing Decision to secure the performance of VIE's or its subsidiaries' obligations under the relevant principal agreements, including certain teaching support agreements, new enrollment system development service agreements, website development and use agreements, and trademark license agreements, and each of them has agreed not to transfer, sell, pledge, dispose of or otherwise create any encumbrance on his or its equity interests in VIE without the prior written consent of Beijing Decision. The VIE has also agreed to accept the policies and guidance provided by the Beijing Hewstone and Beijing Decision from time to time relating to employment (in the sense that the VIE must designate the candidates nominated by Beijing Hewstone and Beijing Decision to be the directors on its board of directors, and must appoint the persons recommended by Beijing Hewstone and Beijing Decision to be its president, financial controller and other senior executives), termination, operations and financial management. In addition, the VIE agrees that it will not engage in any transactions that could materially affect their assets, liabilities, rights or operations without the prior consent of Beijing Hewstone and Beijing Decision.

Agreements that provide the WFOEs the option to purchase the equity interest in the VIE

Exclusive Option Agreement. Pursuant to the exclusive option agreements entered into on various dates, as amended on May 25, 2006, among the WFOEs, VIE and the shareholders of VIE, the shareholders of VIE are obligated to sell to the WFOEs, and the WFOEs have an exclusive, irrevocable and unconditional right to purchase, or cause the WFOEs' designated party to purchase, from such shareholders, in the WFOEs' sole discretion, part or of all of these shareholders' equity interests in VIE when and to the extent that applicable PRC law permits the WFOEs to own part or all of such equity interests in VIE. The purchase price to be paid by the WFOEs will be the minimum amount of consideration permitted by applicable PRC law at the time when such share transfer occurs.

As a result of these contractual arrangements, the WFOEs are the primary beneficiary of the VIE and the Company has consolidated the financial results of the VIE and its subsidiaries in its consolidated financial statements since the later of the date of inception or acquisition.

Risks in relation to the VIE structure

The Company believes that the WFOEs' contractual arrangements with the VIE are in compliance with PRC law and are legally enforceable. The shareholders of the VIE are also shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Company's ability to enforce these contractual arrangements and if the shareholders of the VIE were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIE not to pay the service fees when required to do so.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the Group may be subject to fines or other actions. The Company does not believe such actions would result in the liquidation or dissolution of the Company, the WFOEs or the VIE.

Substantially all of the Group's business has been directly operated by (and as a result substantially all of the Group's revenues have been generated from) the VIE and its subsidiaries.

There are no consolidated VIE's assets that are collateral for the VIE's obligations and can only be used to settle the VIE's obligations.

In June 2009, the FASB issued an authoritative pronouncement to amend the accounting rules for VIE. The amendments effectively replace the quantitative-based risks and rewards calculation for determining which reporting entity, if any, has a controlling financial interest in a VIE with an approach focused on identifying which reporting entity has (1) the power to direct the activities of a VIE that most significantly affect the entity's economic performance and (2) the obligation to absorb losses of or the right to receive benefits from the entity. Additionally, an enterprise is required to assess whether it has an implicit financial responsibility to ensure that a VIE operates as designed when determining whether it has the power to direct the activities of the VIE that most significantly impact the entity's economic performance. The new guidance also requires additional disclosures about a reporting entity's involvement with VIE and about any significant changes in risk exposure as a result of that involvement.

The Group adopted the new guidance on June 1, 2010 and the disclosure requirements of the new guidance were retrospectively applied for all the periods presented in the financial statements.

As discussed above, the Company had consolidated VIE, under the authoritative literature prior to the amendment discussed above because it was the primary beneficiary of those entities. Because the Company, through its WFOEs, has (1) the power to direct the activities of the VIE that most significantly affect the entity's economic performance and (2) the right to receive benefits from the VIE, it continues to consolidate the VIE upon the adoption of the new guidance which therefore, other than for additional disclosures, will have no accounting impact.

The following financial statement balances and amounts of the Company's VIE and VIE's subsidiaries were included in the accompanying unaudited condensed consolidated financial statements:

	As of May 31,
	2010	2011
	US$	US$
Total current assets	276,724	358,294
Total non-current assets	124,694	178,967

Total assets	401,418	537,261

Total current liabilities	164,178	276,918
Total non-current liabilities	137	1,081

Total liabilities	164,315	277,999

	Year ended May 31,
	2009	2010	2011
	US$	US$	US$
Net revenues	289,772	382,189	542,043
Net income	86,502	105,511	131,249
Net cash provided by operating activities	78,609	86,467	156,088
Net cash used in investing activities	(13,610)	(69,794)	(152,840)
Net cash provided by financing activities	—	—	—